Basis of Preparation and Presentation	12 Months Ended
Dec. 31, 2023
Basis Of Preparation And Presentation [Abstract]
Basis of Preparation and Presentation
2.
BASIS OF PREPARATION AND PRESENTATION

These consolidated financial statements of the Company have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS”) and were approved for issuance by the Board of Directors on March 20, 2024.

These consolidated financial statements are presented in United States dollars (“US dollars”) and have been prepared on a historical cost basis. The accounting policies set out in Note 3 have been applied consistently to all years presented in these consolidated financial statements, unless otherwise stated.